Other Information - Narrative (Details) inhabitant in Thousands, £ in Millions, home in Millions, client in Millions, R$ in Millions, Kč in Millions, $ in Millions, $ in Millions																																7 Months Ended	12 Months Ended
	Jan. 19, 2024 EUR (€) matchday	Nov. 15, 2023	Oct. 04, 2023 BRL (R$)	Oct. 04, 2023 EUR (€)	Jul. 30, 2023 EUR (€)	Jun. 13, 2023	Dec. 20, 2022 EUR (€) realEstate	Aug. 04, 2022 EUR (€)	Jul. 29, 2022 EUR (€) home season	May 24, 2022 center	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022 EUR (€)	Mar. 28, 2022 EUR (€) match-weekend match season	Jan. 19, 2022	Jan. 11, 2022	Dec. 31, 2021	Dec. 13, 2021 EUR (€) matchday topTeam match	Jul. 21, 2021 center	Jul. 16, 2021 USD ($)	Jun. 01, 2021	May 07, 2021 center	Jan. 21, 2021	Jan. 07, 2021 period operator	Oct. 29, 2020 EUR (€)	Jul. 02, 2020 EUR (€)	May 07, 2020	Nov. 21, 2019	Aug. 29, 2017 EUR (€)	Dec. 15, 2015	Dec. 12, 2012	Apr. 11, 2003 EUR (€)	Dec. 31, 2021	Dec. 31, 2023 EUR (€) GWh renewableEnergyPlant microSite thirdPartySite macroSite	Dec. 31, 2023 GBP (£) GWh renewableEnergyPlant microSite thirdPartySite macroSite	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) center	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2013	Feb. 13, 2024 USD ($)	Dec. 31, 2023 BRL (R$) home agreement renewableEnergyPlant	Dec. 31, 2023 EUR (€) home agreement renewableEnergyPlant	Dec. 31, 2023 GBP (£) home agreement renewableEnergyPlant	Dec. 31, 2023 COP ($) home agreement renewableEnergyPlant	Dec. 19, 2023 agreement inhabitant	Nov. 30, 2023 EUR (€)	Sep. 30, 2023 EUR (€)	Jan. 31, 2023 BRL (R$)	Jan. 31, 2023 EUR (€)	Apr. 20, 2022	Apr. 20, 2022 BRL (R$)	Apr. 20, 2022 EUR (€)	Apr. 20, 2022 client	Apr. 20, 2022 sitesOfMobileAccess	Apr. 20, 2022 site	Jan. 01, 2022 EUR (€)	May 31, 2018 BRL (R$)	May 31, 2018 EUR (€)	Jul. 25, 2017 EUR (€)	Aug. 05, 2016 EUR (€)	Aug. 05, 2016 CZK (Kč)	Mar. 01, 2016 EUR (€)
Disclosure of contingent liabilities [line items]
Master service agreement, term																														9 years
Framework investment agreement, payment obligation terms, percent of capital investments exceeding revenues (in percentage)																																													32.50%	32.50%	32.50%	32.50%
Share purchase agreement, price of settlement																																																																		€ 22,000,000
Services agreement, term																													10 years
Services agreement amount																																										€ 450,000,000
Broadcasting award price																									€ 975,000,000								€ 960,000,000
Broadcasting award price per season																	€ 520,000,000								€ 325,000,000								320,000,000
Number of exclusive football match rights | matchday	5																5
Number of first picks | matchday																	18
Number of second picks | matchday																	17
Number Of Exclusive Rights, Remaining Season | matchday																	3
Number of matches | match																	10
Number of selected teams against top three spanish football clubs | topTeam																	6
La Liga Agreement, Term														3 years
Number of agreements for share mobile network infrastructure | agreement																																																	2
Number of inhabitants, 3G and 4G network sharing | inhabitant																																																	30
Additions																																	€ 5,536,000,000		€ 5,846,000,000
Percentage of sites																																																						0.19
Number of renewable energy plans installed | renewableEnergyPlant																																	67	67
Number of renewable energy plants planned | renewableEnergyPlant																																													85	85	85	85
Renewable energy per year | GWh																																	700	700
Notes and debentures issued																																														€ 29,779,000,000
Contractual limit amount																																			83,706,000,000											81,097,000,000
Directors' remuneration expense																																	€ 2,871,801
Auditor's remuneration																																	20,020,000.00		20,070,000.00
All other services (consulting, advisory, etc.)																																	2,000,000.000
Audit services																																	18,610,000		18,710,000
Auditors other than PWC
Disclosure of contingent liabilities [line items]
Auditor's remuneration																																	1,770,000		1,460,000
Audit services																																	940,000		830,000
Award Of Exclusive Broadcasting Rights
Disclosure of contingent liabilities [line items]
Broadcasting award price per season	€ 520,000,000
Number of exclusive football match rights | matchday	5
Number of first picks | matchday	18
Number of second picks | matchday	17
Number Of Exclusive Rights, Remaining Season | matchday	3
Broadcasting award price, 2024/2025 season	€ 250,000,000
Chairman
Disclosure of contingent liabilities [line items]
Total																																	1,923,100		1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100	€ 1,923,100
Chairman | Board of Directors
Disclosure of contingent liabilities [line items]
Total																																	240,000
Chairman | Executive Commission
Disclosure of contingent liabilities [line items]
Total																																	80,000
Mr. Angel Vila Boix, Chief Operating Officer
Disclosure of contingent liabilities [line items]
Total																																	€ 1,600,000		€ 1,600,000	€ 1,600,000	€ 1,600,000	€ 1,600,000
Sustainable financing
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																																		€ 2,600,000,000
Borrowings																																														€ 18,796,000,000
Sustainable financing | Hybrid Bond
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																																			€ 750,000,000		€ 1,000,000,000
Sustainable financing | Green Bond
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																																		€ 850,000,000
FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																						50.00%
Commitment to fund investment																								€ 500,000,000
Commitment to fund investment, period																								6 years
Oi Group
Disclosure of contingent liabilities [line items]
Cash transferred, estimation											R$ 5,373	€ 1,063,000,000
Consideration (share purchase price)																																																							R$ 4,885	€ 972,000,000
Increase in existing liabilities, contingent liabilities recognised in business combination, percentage											0.10	0.10
Data transmission agreement																																																							179	35,000,000
Data transmission agreement, liability											10 years	10 years
Number of clients recognised as of acquisition date | client																																																									12.5
Number of clients recognised as of acquisition date, (in percentage of total customers)																																																						0.30
Spectrum recognised as of acquisition date, percentage of radiofrequency (in percentage)																																																						0.46
Infrastructure contracts recognised as of acquisition date																																																										2,700	2,700
Consideration paid (received)			R$ 5,129	€ 948,000,000
Oi Group | Committed Payment Subject To Certain Targets
Disclosure of contingent liabilities [line items]
Additions											R$ 110	€ 23,000,000
Cash transferred, additional contractual liabilities from business combinations											40	8,000,000
Maximum
Disclosure of contingent liabilities [line items]
Directors' remuneration expense																															€ 6,000,000
VMO2
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																50.00%																50.00%	50.00%	50.00%
VMO2 | Minimum
Disclosure of contingent liabilities [line items]
Service agreement, transitional services, term																																7 months
Service agreement, ongoing services, term																																2 years
VMO2 | Maximum
Disclosure of contingent liabilities [line items]
Service agreement, transitional services, term																																24 months
Joint Venture, Service Agreement, Transitional Services, Extension Term																																40 months
Service agreement, ongoing services, term																																6 years
Cornerstone Telecomunications
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																							50.00%
Joint venture, number of operators with control | operator																							2
Master services agreement, initial term																							8 years
Master services agreement, number of additional renewal periods | period																							3
Master services agreement, renewal period, term																							8 years
Number of macro sites under operation | macroSite																																	14,200	14,200
Tenancy ratio, macro sites under operation																																	2.0	2.0
Number of micro sites under operation | microSite																																	1,400	1,400
Number of third party sites | thirdPartySite																																	5,100	5,100
Disposal, Proportion Of Indirect Ownership Interest In Subsidiary		16.67%
Liberty Global And InfraVia
Disclosure of contingent liabilities [line items]
Deployment of FTTH in the UK, number of homes | home									5																																				5	5	5	5
Deployment of FTTH in the UK, number of homes, expansion | home									2
Investment in the deployment of FTTH in the UK																																	€ 5,179,000,000	£ 4,500
Investment in the deployment of FTTH in the UK, partner financing																																	€ 1,611,000,000	£ 1,400
Investment in the deployment of FTTH in the UK, facilities agreement with banks																																														€ 3,798,000,000	£ 3,300
Spain
Disclosure of contingent liabilities [line items]
Renewable energy per year | GWh																																	582	582
Number of long term renewable energy purchase agreements | agreement																																													5	5	5	5
Renewable power purchase agreement period																																	10 years	10 years
Germany
Disclosure of contingent liabilities [line items]
Renewable energy per year | GWh																																	350	350
Number of long term renewable energy purchase agreements | agreement																																													2	2	2	2
Renewable energy per year, second PPA | GWh																																	200	200
Telefónica O2 Holdings Ltd. Holding company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	100.00%	100.00%
Telefónica O2 Holdings Ltd. Holding company | VMO2
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																				50.00%						50.00%
Garliava RJ Infraestrutura E Redes De Telecomunicacoes S.A. [Member]
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired																																			74.79%
Payment transition services											R$ 148	€ 29,000,000
Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	27.00%	27.00%
Onnet Fibra Colombia S.A.S.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	27.00%	27.00%
Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired																																			100.00%
Proportion of ownership interest (as a percent)																																	55.00%	55.00%
Telefónica Brazil
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	75.29%	75.29%
Telefónica Brazil | Sustainable financing | Hybrid Bond
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																																				R$ 3,500	€ 654,000,000
Telefonica Colombia | Sustainable financing | Hybrid Bond
Disclosure of contingent liabilities [line items]
Notes and debentures issued																																														€ 260,000,000		$ 1,098,000
Second Division Of Spanish Football Championship League
Disclosure of contingent liabilities [line items]
Broadcasting award price per season									€ 16,000,000
Number of seasons | season									2
LaLiga TV Bar Channel
Disclosure of contingent liabilities [line items]
Broadcasting award price per season					€ 29,000,000			€ 29,000,000
Telefónica, S.A.
Disclosure of contingent liabilities [line items]
Borrowings																																														31,567,000,000
Telefónica, S.A. | Sustainable financing | Sustainable Loan
Disclosure of contingent liabilities [line items]
Contractual limit amount																																																												€ 5,500,000,000
Telefónica, S.A. | Sustainable financing | Committed Credit Facilities and Bilateral Loans
Disclosure of contingent liabilities [line items]
Borrowings																																														4,032,000,000
Telefónica, S.A. | Telefónica O2 Holdings Ltd. Holding company
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	99.99%	99.99%
Telefónica, S.A. | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)							55.00%
Telefónica, S.A. | Telefónica Brazil
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	38.39%	38.39%
Telefónica Infra, S.L.U. Sociedad holding | Nabiax
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in associate (in percentage)						20.00%				20.00%											20.00%
Telefónica Infra, S.L.U. Sociedad holding | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)																																	25.00%	25.00%
Liberty Global | VMO2
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																										50.00%
Liberty Global | Nexfibre
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)									50.00%
TEF Infra Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																						40.00%
Commitment to fund investment																								€ 400,000,000
TEF Germany | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																						10.00%
Commitment to fund investment																								100,000,000
Allianz | FTTH Joint Venture
Disclosure of contingent liabilities [line items]
Proportion of ownership interest in joint venture (as a percent)																						50.00%
Commitment to fund investment																								€ 1,000,000,000
KKR Alameda Aggregator L.P. | Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)															60.00%
Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Contractual limit amount																																			€ 82,000,000											€ 112,000,000
Alamo HoldCo S.L. | Onnet Fibra Colombia S.A.S.
Disclosure of contingent liabilities [line items]
Proportion of ownership interest (as a percent)															100.00%
Telefónica España Filiales | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)							30.00%
Telefonica Indra, S.L. | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)							25.00%
Equity funds contributed							€ 1,247,000,000
Vauban/CAA | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in associate (in percentage)							45.00%
Consideration (share purchase price)																																																							R$ 1,021	€ 1,021,000,000
Proportion of voting rights held in subsidiary (as a percent)							45.00%
InfraVia Capital Partners | Nexfibre
Disclosure of contingent liabilities [line items]
Proportion of voting rights held in subsidiary (as a percent)									50.00%
Telefónica, S.A. | Vauban/CAA | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Consideration (share purchase price)							€ 1,021,000,000
Telefónica, S.A. | Bluevia Fibra, S.L. Operations and exploitation of FTTH network and other connectivity services.
Disclosure of contingent liabilities [line items]
Purchase of real estate units | realEstate							3,900,000
Number of real estate units to deploy in future | realEstate							1,100,000
Period in which real estate units will be deployed							2 years
Expected ownership of real estate unit | realEstate							5,000,000
Purchase of real estate units, to total network (in percentage)							14.00%
DAZN
Disclosure of contingent liabilities [line items]
Broadcasting award price per season													€ 280,000,000
Number of matches | match													5
Number of match-weekends per season, included in contract | match-weekend													35
Number of match-weekends per season, total | match-weekend													38
Number of seasons | season													5
Pegaso PCS S.A. de CV | Comunicaciones Digitales, S. de R.L. de C.V.
Disclosure of contingent liabilities [line items]
Wholesale access services agreement, term																											8 years
Wholesale access services agreement, renewal period after term end, term																											3 years
Asterion Industrial Partners SGEIC | Telefónica, S.A.
Disclosure of contingent liabilities [line items]
Number of data centers sold | center																																						11
Housing services provision agreement term																		10 years																				10 years
Asterion Industrial Partners SGEIC | Telefónica Infra, S.L.U. Sociedad holding
Disclosure of contingent liabilities [line items]
Number of data centers sold | center																					4
Percentage of voting equity interests acquired																		13.94%
Asterion Industrial Partners SGEIC | Telefónica Infra, S.L.U. Sociedad holding | Spain
Disclosure of contingent liabilities [line items]
Number of data centers sold | center																		2			2
Asterion Industrial Partners SGEIC | Telefónica Infra, S.L.U. Sociedad holding | Chile
Disclosure of contingent liabilities [line items]
Number of data centers sold | center										2											2
KKR Alameda Aggregator L.P. | Colombia Telecomunicaciones, S.A., E.S.P.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired															40.00%
Proceeds from sale of portfolio of data centers | $																			$ 320
Expected additional consideration to be received | $																			$ 100
KKR Alameda Aggregator L.P. | Colombia Telecomunicaciones, S.A., E.S.P. | Alamo HoldCo S.L.
Disclosure of contingent liabilities [line items]
Percentage of voting equity interests acquired															40.00%
Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Proportion of interconnection revenues from contingent legal claim																																													1.00%	1.00%	1.00%	1.00%
Legal proceedings contingent liability | Venten Management Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																																€ 23,000,000	Kč 644
Legal proceedings contingent liability | Lexburg Enterprises Limited
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																																€ 8,000,000	Kč 227
Legal proceedings contingent liability | ANATEL
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																													R$ 211	€ 39,000,000
Estimated effect after currency value update																																													R$ 623	€ 116,000,000
Legal proceedings contingent liability | ANATEL | Renewal of Radio Frequencies 2013
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																													840	157,000,000
Renewal of radio frequencies associated with the provision of personal mobile services, term																																											15 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services, term																																											2 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services (in percentage)																																											2.00%
Legal proceedings contingent liability | ANATEL | Renewal of Radio Frequencies 2015
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																													R$ 294	€ 55,000,000
Renewal of radio frequencies associated with the provision of personal mobile services, term																																										15 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services, term																																										2 years
Price renewal, renewal of radio frequencies associated with the provision of personal mobile services (in percentage)																																										2.00%
Legal proceedings contingent liability | Republic of Colombia
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities																																																															€ 470,000,000
Percent paid																												67.50%
Amount paid																												€ 317,000,000
Legal proceedings contingent liability | Republic of Colombia | Colombian Government
Disclosure of contingent liabilities [line items]
Percent paid																												32.50%
Amount paid																												€ 153,000,000
Legal proceedings contingent liability | Millicom International Cellular, S.A. | Legal proceedings contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $																																												$ 140